SP 500 2x Strategy Fund Expense Example - Class A and Class C [Member] - SP 500 2x Strategy Fund	Mar. 31, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 352
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	2,917
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	643
Expense Example, with Redemption, 3 Years	1,017
Expense Example, with Redemption, 5 Years	1,414
Expense Example, with Redemption, 10 Years	$ 2,523